Reconciliation of Accrued Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Beginning balance	$ 23,124	143,473	143,473	143,473
Decreases resulted from expired statute of limitation	(4,414)	(27,384)	0	0
Ending balance	$ 18,710	116,089	143,473	143,473